SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets and Equity investments (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Development costs capitalized	$ 0
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Voting right	20.00%
Top of range
Disclosure of detailed information about intangible assets [line items]
Voting right	50.00%
Licences/permits
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Right-to-use licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Host community agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Trade name/brand
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years